SUBSEQUENT EVENTS - Transmission auction (Details) - Eletronorte R$ in Millions	1 Months Ended
Mar. 31, 2024 BRL (R$)
Transmission auction n 01/2024
SUBSEQUENT EVENTS
Concession term (years)	30 years
Transmission auction lot 1
SUBSEQUENT EVENTS
ANEEL maximum Permitted Annual Revenues	R$ 284.5
Auctioned Permitted Annual Revenues	R$ 162.4
Discount %	42.93%
Capex ANEEL	R$ 1,768.7
ANEEL term (months)	60 months
Concession term (years)	30 years
Transmission auction lot 3
SUBSEQUENT EVENTS
ANEEL maximum Permitted Annual Revenues	R$ 156.7
Auctioned Permitted Annual Revenues	R$ 114.5
Discount %	26.94%
Capex ANEEL	R$ 983.4
ANEEL term (months)	60 months
Concession term (years)	30 years
Transmission auction lot 5
SUBSEQUENT EVENTS
ANEEL maximum Permitted Annual Revenues	R$ 438.6
Auctioned Permitted Annual Revenues	R$ 302.0
Discount %	31.14%
Capex ANEEL	R$ 2,649.7
ANEEL term (months)	66 months
Concession term (years)	30 years
Transmission auction lot 9
SUBSEQUENT EVENTS
ANEEL maximum Permitted Annual Revenues	R$ 287.0
Auctioned Permitted Annual Revenues	R$ 1,164.0
Discount %	594.00%
Capex ANEEL	R$ 1,906.0
ANEEL term (months)	42 months
Concession term (years)	30 years